Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1497771
Plan number	002
Number of participant loans | loan	495
Participant loan, cost	$ 0
Participant loans	3,661,395
Total	$ 158,818,726
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: American Funds Europacific GR R6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 803,063
Investment, Identifier [Axis]: BlackRock Advantage Small Cap Core | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	786,911
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth I | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,021,079
Investment, Identifier [Axis]: Dodge & Cox Income Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,970,496
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,252,817
Investment, Identifier [Axis]: Fidelity Emerging Markets Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	584,155
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,329,104
Investment, Identifier [Axis]: Fidelity Freedom 2010 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,537
Investment, Identifier [Axis]: Fidelity Freedom 2015 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,528
Investment, Identifier [Axis]: Fidelity Freedom 2020 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,014,414
Investment, Identifier [Axis]: Fidelity Freedom 2025 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,205,009
Investment, Identifier [Axis]: Fidelity Freedom 2030 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,505,797
Investment, Identifier [Axis]: Fidelity Freedom 2035 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,741,204
Investment, Identifier [Axis]: Fidelity Freedom 2040 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,106,008
Investment, Identifier [Axis]: Fidelity Freedom 2045 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,626,663
Investment, Identifier [Axis]: Fidelity Freedom 2050 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,688,421
Investment, Identifier [Axis]: Fidelity Freedom 2055 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,769,708
Investment, Identifier [Axis]: Fidelity Freedom 2060 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,594,742
Investment, Identifier [Axis]: Fidelity Freedom 2065 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,338,818
Investment, Identifier [Axis]: Fidelity Freedom 2070 Fund - Institutional Premium Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	140,669
Investment, Identifier [Axis]: Fidelity Freedom Index Income Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,403,883
Investment, Identifier [Axis]: Fidelity Government Cash Reserve | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,667,814
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	275,144
Investment, Identifier [Axis]: Fidelity Total International Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,123,486
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,678,659
Investment, Identifier [Axis]: Galliard Retirement Income Fund 45 | Collective/Common Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,920,783
Investment, Identifier [Axis]: Tredegar Company Stock | Employer Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,125,772
Investment, Identifier [Axis]: Vanguard Real Estate Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	272,981
Investment, Identifier [Axis]: Vanguard Total Intl Bond Index Admiral | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,552
Investment, Identifier [Axis]: Various | Self Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,901,114